Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Carrying amount of internal-use software	$ 253	$ 227
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized direct costs	$ 102	$ 133	$ 76